Financial risk management and financial instruments	6 Months Ended
Jun. 30, 2026
Financial risk management and financial instruments
Financial risk management and financial instruments

4.Financial risk management and financial instruments

4.1Financial risk factors

The Group’s activities expose it to a variety of financial risks: market risk (including foreign exchange risk, digital asset price risk, risks associated with the storage and protection of digital assets and investment risk related to trading of digital assets), credit risk and liquidity risk.

The condensed consolidated interim financial statements do not include all financial risk management information and disclosures required in the annual financial statements, and should be read in conjunction with the Group’s annual consolidated financial statements for the year ended December 31, 2025.

There has been no material change in our risk profile and management since year end.

4.2Fair value estimation

The carrying amounts of trade and other receivables, cash and cash equivalents, time deposits, restricted cash, trade and other payables, amounts with related parties and lease liabilities as at June 30, 2026 approximate their fair values.

The Group analyzes its financial assets and liabilities carried at fair values by level of the inputs to valuation techniques used to measure the fair values. Such inputs are categorized into three levels within a fair value hierarchy as follows:

●	Level 1: unadjusted quoted prices in active markets for identical assets or liabilities;
●	Level 2: inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly (that is, as prices) or indirectly (that is, derived from prices); and
●	Level 3: inputs for the assets or liabilities that are not based on observable market data (that is, unobservable inputs).

4.Financial instruments (Continued)

4.2Fair value estimation (Continued)

The following table sets forth the financial assets and liabilities, measured at fair value, by level within the fair value hierarchy as of December 31, 2025 and June 30, 2026.

	Fair value of financial instruments using
	Quoted prices in	Significant
	active markets	observable inputs	Significant
	for identical	other than quoted	unobservable	Total
	instruments	prices	inputs	fair
	(Level 1)	(Level 2)	(Level 3)	value
At December 31, 2025
Financial assets:
Financial assets at fair value through profits or loss	268	—	23,005	23,273
Crypto assets loan receivables	42,141	—	—	42,141
Derivative financial instruments	—	316	—	316
Collateral receivables	3,407	—	—	3,407
Amounts due from related parties	21,427	—	—	21,427
Digital assets	45,350	608	—	45,958
	112,593	924	23,005	136,522
Financial liabilities:
Derivative financial instruments	—	316	—	316
Collateral payables	10,941	—	—	10,941
Liabilities due to customers	61,351	—	—	61,351
Amounts due to related parties	42,497	—	—	42,497
	114,789	316	—	115,105

At June 30, 2026
Financial assets:
Financial assets at fair value through profits or loss	275	—	14,822	15,097
Crypto assets loan receivables	57,788	—	—	57,788
Collateral receivables	8,534	—	—	8,534
Amounts due from related parties	37,122	—	—	37,122
Digital assets	52,053	58	—	52,111
	155,772	58	14,822	170,652
Financial liabilities:
Collateral payables	75,558	—	—	75,558
Liabilities due to customers	49,624	—	—	49,624
Amounts due to related parties	39,705	—	—	39,705
	164,887	—	—	164,887

There were no transfers among the Levels 1, 2 and 3 during the six-month ended June 30, 2026. There were also no changes made to any of the valuation techniques applied as of December 31, 2025.

The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates. If all significant inputs required for evaluating the fair value of a financial instrument are observable, the instrument is included in Level 2.

4.Financial instruments (Continued)

4.2Fair value estimation (Continued)

If one or more of the significant inputs are not based on observable market data, the instrument is included in Level 3. Specific valuation techniques used to value financial instruments mainly include:

(i)	the use of net assets value as reported by the external fund administrators without adjustment;
(ii)	the use of quoted market prices for similar instruments;
(iii)	other techniques, including market approach, are used to determine fair value for financial instruments.

The Level 3 instruments mainly include unlisted equity investments. As these investments are not traded in an active market, their fair values are determined using the market approach, which requires significant judgment, assumptions and inputs, including risk-free rates, discount for lack of marketability (“DLOM”), enterprise value-to-sales multiple, relevant underlying financial projections, and market information of recent transactions (such as recent fund raising transactions undertaken by the investees) and other exposure, etc.

The following table presents the changes and movement of financial instruments in Level 3 for the six-month ended June 30, 2025 and 2026:

	Fund	Unlisted equity
	investments	investments	Total
At January 1, 2025	264	—	264
Business combination – merger transaction	5,846	—	5,846
Additions during the period	—	1,000	1,000
Fair value changes	(237)	—	(237)
At June 30, 2025	5,873	1,000	6,873

At January 1, 2026	22,005	1,000	23,005
Additions during the period	100	—	100
Disposals during the period	(2,935)	—	(2,935)
Transfer to a related party (Note)	(4,246)	—	(4,246)
Fair value changes	(1,102)	—	(1,102)
At June 30, 2026	13,822	1,000	14,822

Note:

In June 2026, the Group transferred its 100% holdings in a fund investment for a cash consideration of approximately US$4 million to a related entity as part of an internal restructuring. Amount was settled subsequently in July 2026.